Consolidated Statements Of Income And Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Statement [Abstract]
Tax benefits from discontinued operations	$ 7,016	$ 6,986	$ 5,414
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	0	(9)	(2,270)
Reclassification from AOCI, Current Period, Tax	$ 0	$ 0	$ (3,214)